Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued operations [Abstract]
Schedule of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
Summarized Results of Discontinued Operations
The following table presents the results of discontinued operations for the years presented.

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Total revenues(a)	$291	$279	$845
Costs and expenses:
Depreciation, depletion and amortization	$131	$191	$590
Lease and facility operating	50	63	161
Gathering, processing and transportation	70	113	299
Taxes other than income	23	19	41
Exploration	14	16	44
General and administrative	8	21	54
Commodity management	—	—	1
Accrual for contract obligations retained	5	—	187
Net (gain) loss—sales of assets and impairments	50	(217)	2,324
Accretion of liabilities related to contract obligations retained	6	2	2
Other—net(b)	(3)	7	(10)
Total costs and expenses(c)	354	215	3,693
Operating income (loss)	(63)	64	(2,848)
Investment income and other	—	—	6
Gain (loss) on sales of domestic assets	—	51	(15)
Gain (loss) on sale of international assets	—	—	41
Income (loss) from discontinued operations before income taxes	(63)	115	(2,816)
Provision (benefit) for income taxes	(23)	44	(1,050)
Income (loss) from discontinued operations(d)	$(40)	$71	$(1,766)
__________
(a) Includes $15 million related to international activity for 2015.
(b) Includes severance tax refund received in 2017.
(c) Includes $8 million related to international activity for 2015.
(d) Includes $52 million related to international activity for 2015

Balance Sheet Disclosures by Disposal Groups, Including Discontinued Operations [Table Text Block]
Assets and Liabilities in the Consolidated Balance Sheets Attributable to Discontinued Operations

	December 31,
	2017	2016
	(Millions)
Assets classified as held for sale
Inventories	$14	$14
Investments	—	3
Properties and equipment, net (successful efforts method of accounting)	797	1,036
Total assets classified as held for sale on the Consolidated Balance Sheets	$811	$1,053

Liabilities associated with assets held for sale
Current liabilities:
Accounts payable	$1	$—
Accrued and other current liabilities	1	2
Total current liabilities	2	2
Asset retirement obligations	15	66
Other noncurrent liabilities	3	3
Total liabilities associated with assets held for sale on the Consolidated Balance Sheets	$20	$71

Schedule of Disposal Groups Including Discontinued Operations Cash Flows [Table Text Block]
Cash Flows Attributable to Discontinued Operations
In addition to the amounts presented below, cash outflows related to previous accruals for the Powder River Basin gathering and transportation contracts retained by WPX were $53 million, $53 million and $14 million for 2017, 2016 and 2015, respectively. During 2017, we received a $10 million severance tax refund for prior years related to our former Piceance Basin operations.

	Years Ended December 31,
	2017	2016	2015
		(Millions)
Cash provided by operating activities(a)	$143	$102	$299
Capital expenditures within investing activities	$(175)	$(135)	$(632)
__________
(a) Excluding income taxes and changes to working capital.